Authorization to Issue the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Authorization to Issue the Consolidated Financial Statements [Abstract]
Authorization to issue the consolidated financial statements
29.	Authorization to issue the consolidated financial statements

The Group’s consolidated financial statements were authorized and proposed for issuance to the Board of Directors on April 29, 2025, by Andrés Campos, Chief Executive Officer, and Rodrigo Muñoz, Corporate Finance Director of Betterware de México, S.A.P..I de C.V.